Leases Obligations - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 MXN ($)
Disclosure Of Leases Obligations [Line Items]
Lease agreements, average discount interest rate	8.38%
Interest on liability for lease	$ 3,733
Bottom of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term	3 years
Top of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term	5 years